Related Party Transactions (Details) - Schedule of Related Parties - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Loans provided to related parties		$ 6,513,930	$ 274,212	$ 83,651
g) Other revenue from related party
Other revenue from related party		61,244
Fuson Group [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Due from related parties	[1]	3,559,109	189,363
Due from related parties, non-current	[2]	2,374,298
Due to related parties		14,774
Consulting services provided to related parties		87,172	57,418
Services provided by related parties		18,894
Loans provided to related parties		6,043,329	130,402
Repayment of loans from related parties		194,897
Interest income received from related parties		14,481	1,518
Rental income from related party		59,016	10,718	3,587
UniDev [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Due from related parties	[3]		201,908
Due to related parties			19,445
Consulting services provided to related parties				46,008
Services provided by related parties		165,676	269,966	34,995
Loans provided to related parties		55,365	143,810
Repayment of loans from related parties		193,777
Interest income received from related parties		8,549	6,342
Related Party [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Due from related parties		3,559,109	391,271
Due from related parties, non-current		2,374,298
Due to related parties		20,230	24,889
Consulting services provided to related parties		87,172	57,576	52,024
Services provided by related parties		184,570	590,758	335,244
Loans provided to related parties		6,513,930	274,212	83,651
Repayment of loans from related parties		803,910	204,211	15,491
Interest income received from related parties		25,937	11,564	9,260
IMC [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Due to related parties		5,456	5,444
EMIT [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Consulting services provided to related parties			158	6,016
Services provided by related parties			221,584	157,762
Loans provided to related parties				83,651
Repayment of loans from related parties			204,211	15,491
Interest income received from related parties			3,704	9,260
Beijing Bright [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Services provided by related parties			99,208	142,487
Loans provided to related parties		415,236
Repayment of loans from related parties		415,236
Interest income received from related parties		$ 2,907

[1]	The balance as of June 30, 2024 represents loans due from Fuson Group with interest rates ranging from 2.90% to 5.35%, which should be paid within one year. The balance as of June 30, 2023 represents unreceived IT service fee from Fuson Group.
[2]	The balance represents loans due from Fuson Group with interest rates ranging from 3.50% to 6.50%, which should be paid within 42 months.
[3]	The balance represents unreceived IT service fee from UniDev.